Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

13Cash and cash equivalents

Restricted cash is deemed to be restricted by way of a rent guarantee, which the counterparty can call on in the event of default by the Company.

All balances are held with financial institutions with a minimum rating of ‘A’.